Employee benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	$ (3)	$ (7)	$ (2)
Defined pension benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	12,063	9,817
Service cost	249	221	242
Interest cost	373	396	402
Contributions by plan participants	81	77
Benefit payments	(612)	(559)
Benefit obligations of businesses acquired	7	684
Actuarial (gain) loss	(273)	1,124
Plan amendments and other	(50)	(12)
Exchange rate differences	225	315
Benefit obligation at December 31	12,063	12,063	9,817
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	10,282	8,867
Actual return on plan assets	621	839
Contributions by employer	403	347
Contributions by plan participants	81	77
Benefit payments	(612)	(559)
Plan assets of businesses acquired		482
Plan amendments and other	(57)	(44)
Exchange rate differences	212	273
Fair value of plan assets at December 31	10,930	10,282	8,867
Funded status-underfunded	1,133	1,781
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	(2,050)	(2,574)	(1,826)
Prior service cost	(21)	(32)	(34)
Amount recognized in OCI and NCI	(2,071)	(2,606)	(1,860)
Taxes associated with amount recognized in OCI and NCI	459	631	415
Amount recognized in OCI and NCI, net of tax	(1,612)	(1,975)	(1,445)
Other postretirement benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	281	260
Service cost	1	1	2
Interest cost	9	11	12
Benefit payments	(15)	(15)
Benefit obligations of businesses acquired		17
Actuarial (gain) loss	(41)	2
Plan amendments and other	2	4
Exchange rate differences	(1)	1
Benefit obligation at December 31	236	281	260
Defined Benefit Plan, Change in Fair Value of Plan Assets
Contributions by employer	15	15
Benefit payments	(15)	(15)
Funded status-underfunded	236	281
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	(25)	(69)	(71)
Prior service cost	24	33	42
Amount recognized in OCI and NCI	(1)	(36)	(29)
Amount recognized in OCI and NCI, net of tax	$ (1)	$ (36)	$ (29)